OPERATING SEGMENT INFORMATION - Segment Revenue (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Revenue	€ 1,518	€ 1,031	€ 2,859	€ 2,468
P&ARP
Disclosure of operating segments [line items]
Revenue	904	564	1,668	1,313
A&T
Disclosure of operating segments [line items]
Revenue	274	247	508	596
AS&I
Disclosure of operating segments [line items]
Revenue	340	220	683	559
Segment revenue
Disclosure of operating segments [line items]
Revenue	1,539	1,037	2,900	2,490
Segment revenue | P&ARP
Disclosure of operating segments [line items]
Revenue	907	565	1,673	1,317
Segment revenue | A&T
Disclosure of operating segments [line items]
Revenue	287	250	532	609
Segment revenue | AS&I
Disclosure of operating segments [line items]
Revenue	345	222	695	564
Inter-segment elimination
Disclosure of operating segments [line items]
Revenue	(21)	(6)	(41)	(22)
Inter-segment elimination | P&ARP
Disclosure of operating segments [line items]
Revenue	(3)	(1)	(5)	(4)
Inter-segment elimination | A&T
Disclosure of operating segments [line items]
Revenue	(13)	(3)	(24)	(13)
Inter-segment elimination | AS&I
Disclosure of operating segments [line items]
Revenue	€ (5)	€ (2)	€ (12)	€ (5)